Note 6 - Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
Insurance	$ 917,407	$ 343,726
Compensation	499,730	245,179
Taxes	67,207	85,000
Interest	19,727	0
Repairs and Maintenance	30,000	0
Professional fees and consulting costs (including allocated costs)	19,337	442,793
Total	$ 1,553,408	$ 1,116,698